Annual Total Returns [BarChart] - T. Rowe Price Mid Cap Growth Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.40%)
Annual Return 2012	13.93%
Annual Return 2013	36.96%
Annual Return 2014	13.04%
Annual Return 2015	6.88%
Annual Return 2016	6.52%
Annual Return 2017	25.13%
Annual Return 2018	(2.01%)
Annual Return 2019	31.42%
Annual Return 2020	24.30%